Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

11. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Payroll and welfare payables	2,816	3,138	438
Others	1,729	695	98
	4,545	3,833	536